Property, plant and equipment	12 Months Ended
Mar. 31, 2018
Property, plant and equipment
Property, plant and equipment

 11. Property, plant and equipment

The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see “Critical accounting judgements” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Land and buildings held for use are stated in the statement of financial position at their cost, less any subsequent accumulated depreciation and any accumulated impairment losses.

Amounts for equipment, fixtures and fittings, which includes network infrastructure assets and which together comprise an all but insignificant amount of the Group’s property, plant and equipment, are stated at cost less accumulated depreciation and any accumulated impairment losses.

Assets in the course of construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation. Depreciation is charged so as to write off the cost of assets, other than land, using the straight-line method, over their estimated useful lives, as follows:

Land and buildings

– Freehold buildings	25–50 years
– Leasehold premises	the term of the lease

Equipment, fixtures and fittings

– Network infrastructure and other	1–35 years

Depreciation is not provided on freehold land.

Assets held under finance leases are depreciated over their expected useful lives on the same basis as owned assets or, where shorter, the term of the relevant lease.

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between any sale proceeds and the carrying amount of the asset and is recognised in the income statement.

		Equipment,
	Land and	fixtures
	buildings	and fittings	Total
	€m	€m	€m
Cost:
31 March 2016	2,393	74,486	76,879
Reclassification as held for sale	(103)	(7,445)	(7,548)
	2,290	67,041	69,331
Exchange movements	(42)	(1,779)	(1,821)
Arising on acquisition	—	7	7
Additions	104	5,184	5,288
Disposals	(94)	(2,522)	(2,616)
Other	8	273	281
31 March 2017	2,266	68,204	70,470
Exchange movements	(38)	(1,415)	(1,453)
Additions	88	4,969	5,057
Disposals	(94)	(2,720)	(2,814)
Disposal of subsidiaries	—	(552)	(552)
Other	3	46	49
31 March 2018	2,225	68,532	70,757
Accumulated depreciation and impairment:
31 March 2016	1,141	40,223	41,364
Reclassification as held for sale	(36)	(3,812)	(3,848)
	1,105	36,411	37,516
Exchange movements	(15)	(1,087)	(1,102)
Charge for the year	139	6,126	6,265
Disposals	(89)	(2,454)	(2,543)
Other	1	129	130
31 March 2017	1,141	39,125	40,266
Exchange movements	(17)	(816)	(833)
Charge for the year	123	5,887	6,010
Disposals	(83)	(2,675)	(2,758)
Disposal of subsidiaries	—	(287)	(287)
Other	1	33	34
31 March 2018	1,165	41,267	42,432
Net book value:
31 March 2017	1,125	29,079	30,204
31 March 2018	1,060	27,265	28,325

The net book value of land and buildings and equipment, fixtures and fittings includes €3 million and €681 million respectively (2017: €3 million and €608 million) in relation to assets held under finance leases.

Included in the net book value of land and buildings and equipment, fixtures and fittings are assets in the course of construction, which are not depreciated, with a cost of €15 million and €1,224 million respectively (2017: €10 million and €1,234 million).